Liability under insurance contracts and reinsurance contracts - Summary of changes in the remaining coverage elements and occurrence elements of net insurance contract liabilities (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		₩ 0
Beginning balance - Insurance contract liabilities	[1]	45,906,389
Beginning balance - Net insurance contract liabilities		45,906,389
Insurance service expenses - Changes in incident fulfillment cash flow		1,748,779	₩ 1,667,870	₩ 0
Insurance finance income and expenses - Current profit or loss		(516,097)	807,964	0
Insurance finance income and expenses		(516,097)	807,964	0
Ending balance - Insurance contract assets		(10,654)	0
Ending Balance - Insurance contract liabilities	[1]	48,334,232	45,906,389
Ending balance - Net insurance contract liabilities		48,323,578	45,906,389
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		45,818,762	53,729,171
Beginning balance - Net insurance contract liabilities		45,818,762	53,729,171
Insurance income - Retroactive modification method		(1,484,047)	(1,653,048)
Insurance income - fair value law method		(958,369)	(945,620)
Insurance income - Etc.		(417,542)	(132,798)
Insurance income		(2,859,958)	(2,731,466)
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		1,513,580	1,478,534
Insurance service expenses - Amortization of insurance acquisition Cash flows		262,280	214,103
Insurance service expenses - Etc.		(37,596)	843
Insurance service expenses		1,714,372	1,648,566
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		2,218,473	863,394
Insurance finance income and expenses - Other comprehensive income		2,960,994	(6,396,336)
Insurance finance income and expenses		5,179,467	(5,532,942)
Cash flow for the period - Insurance premium received		6,209,129	6,875,883
Cash flow for the period - Insurance acquisition cash flow payment		(979,176)	(841,325)
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(1,498,217)	(1,458,529)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		(5,355,137)	(5,873,670)
Cash flow for the period		(1,623,401)	(1,297,641)
Business combination			3,074
Other increase/decrease		(120)	0
Ending balance - Insurance contract assets		(444)	0	0
Ending Balance - Insurance contract liabilities		48,229,566	45,818,762	53,729,171
Ending balance - Net insurance contract liabilities		48,229,122	45,818,762	53,729,171
Costs Related To Onerous Contracts [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Costs related to onerous contracts		(35,360)	(7,810)
Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		11,468	(37,104)
Remaining coverage elements - Excluding loss factors [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		43,128,619	50,883,599
Beginning balance - Net insurance contract liabilities		43,128,619	50,883,599
Insurance income - Retroactive modification method		(1,484,047)	(1,653,048)
Insurance income - fair value law method		(958,369)	(945,620)
Insurance income - Etc.		(417,542)	(132,798)
Insurance income		(2,859,958)	(2,731,466)
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	165
Insurance service expenses - Amortization of insurance acquisition Cash flows		262,280	214,103
Insurance service expenses - Etc.		(21,048)	15,772
Insurance service expenses		241,232	230,040
Investment factors and insurance premium refund		(5,281,435)	(5,790,725)
Insurance finance income and expenses - Current profit or loss		2,134,312	785,938
Insurance finance income and expenses - Other comprehensive income		2,924,797	(6,290,667)
Insurance finance income and expenses		5,059,109	(5,504,729)
Cash flow for the period - Insurance premium received		6,209,129	6,875,883
Cash flow for the period - Insurance acquisition cash flow payment		(979,176)	(841,325)
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(715)	5,221
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		5,229,238	6,039,779
Business combination			2,058
Other increase/decrease		269	63
Ending balance - Insurance contract assets		(493)	0	0
Ending Balance - Insurance contract liabilities		45,517,567	43,128,619	50,883,599
Ending balance - Net insurance contract liabilities		45,517,074	43,128,619	50,883,599
Remaining coverage elements - Excluding loss factors [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Costs related to onerous contracts		0	0
Remaining coverage elements - Excluding loss factors [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		0	0
Remaining coverage elements - Loss factor [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		880,115	984,570
Beginning balance - Net insurance contract liabilities		880,115	984,570
Insurance income - Retroactive modification method		0	0
Insurance income - fair value law method		0	0
Insurance income - Etc.		0	0
Insurance income		0	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		(16,548)	(14,929)
Insurance service expenses		(51,908)	(22,739)
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		21,300	19,074
Insurance finance income and expenses - Other comprehensive income		35,025	(101,576)
Insurance finance income and expenses		56,325	(82,502)
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		0	0
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Business combination			849
Other increase/decrease		(490)	(63)
Ending balance - Insurance contract assets		0	0	0
Ending Balance - Insurance contract liabilities		884,042	880,115	984,570
Ending balance - Net insurance contract liabilities		884,042	880,115	984,570
Remaining coverage elements - Loss factor [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Costs related to onerous contracts		(35,360)	(7,810)
Remaining coverage elements - Loss factor [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		0	0
Accident factors that occur [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		1,810,028	1,861,002
Beginning balance - Net insurance contract liabilities		1,810,028	1,861,002
Insurance income - Retroactive modification method		0	0
Insurance income - fair value law method		0	0
Insurance income - Etc.		0	0
Insurance income		0	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		1,513,580	1,478,369
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		0	0
Insurance service expenses		1,525,048	1,441,265
Investment factors and insurance premium refund		5,281,435	5,790,725
Insurance finance income and expenses - Current profit or loss		62,861	58,382
Insurance finance income and expenses - Other comprehensive income		1,172	(4,093)
Insurance finance income and expenses		64,033	54,289
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(1,497,502)	(1,463,750)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		(5,355,137)	(5,873,670)
Cash flow for the period		(6,852,639)	(7,337,420)
Business combination			167
Other increase/decrease		101	0
Ending balance - Insurance contract assets		49	0	0
Ending Balance - Insurance contract liabilities		1,827,957	1,810,028	1,861,002
Ending balance - Net insurance contract liabilities		1,828,006	1,810,028	₩ 1,861,002
Accident factors that occur [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Costs related to onerous contracts		0	0
Accident factors that occur [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		₩ 11,468	₩ (37,104)

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.